Cover	Sep. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-255624
Entity Registrant Name	THUMZUP MEDIA CORPORATION
Entity Central Index Key	0001853825
Entity Tax Identification Number	85-3651036
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	711 S Carson Street
Entity Address, Address Line Two	Suite 4
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	310
Local Phone Number	237-2887
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false